SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 13 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has five operating segments as defined by ASC 280, including Sino-foreign Jointly Managed Academic Programs, textbooks and course material sales, Overseas Study Consulting Services, Technological Consulting Services for Smart Campus Solutions and Tailored Job Readiness Training Services.

Substantially all of the Company’s revenues for the years ended December 31, 2021, 2020 and 2019 were generated from the PRC. As of December 31, 2021 and 2020, a majority of the long-lived assets of the Company are located in the PRC, and therefore, no geographical segments are presented.

The following table presents summary information by segment for the years ended December 31, 2021, 2020 and 2019, respectively:

	For the year ended December 31, 2021
				Technological	Tailored
	Joint		Overseas	consulting for	job
	Education	Textbook	study	smart campus	readiness
	Programs	sales	consulting	solutions	services	Total
Revenue	$2,676,147	$-	$36,174	$1,059,453	$137,772	$3,909,546
Cost of revenue	(364,580)	-	(51,744)	(615,717)	(117,107)	(1,149,148)
Gross profit (loss)	2,311,567	-	(15,570)	443,736	20,665	2,760,398

Operating expenses	(2,690,893)	-	(36,373)	(1,065,291)	(138,531)	(3,931,088)
Loss from operation	(379,326)	-	(51,943)	(621,555)	(117,866)	(1,170,690)

Depreciation and amortization	12,767	-	173	5,055	657	18,652
Capital expenditure	3,038	-	41	1,204	156	4,439

Total assets	29,867,990	-	403,731	11,824,362	1,537,648	43,633,731
Total liabilities	$1,146,799	$-	$15,502	$454,003	$59,039	$1,675,343

	For the year ended December 31, 2020
				Technological	Tailored
	Joint		Overseas	consulting for	job
	education	Textbook	study	“smart campus”	readiness
	programs	Sales	consulting	solutions	services	Total
Revenue	$2,772,679	$48,976	$129,485	$1,995,559	$76,400	$5,023,099
Cost of revenue	(594,035)	(9,333)	(85,733)	(1,403,029)	(64,903)	(2,157,033)

Gross profit	2,178,644	39,643	43,752	592,530	11,497	2,866,066

Operating expenses	788,978	13,936	36,846	567,846	21,740	1,429,346

Income (Loss) from operation	1,389,666	25,707	6,906	24,684	(10,243)	1,436,720

Depreciation and amortization	8,771	155	410	6,313	242	15,891

Capital expenditure	11,719	207	547	8,434	323	21,230

Total assets	7,051,018	124,548	329,285	5,074,775	194,288	12,773,914

Total liabilities	$625,392	$11,047	$29,206	$450,108	$17,232	$1,132,985

	For the year ended December 31, 2019
				Technological
	Joint		Overseas	consulting for
	education	Textbook	study	“smart campus”
	programs	Sales	consulting	solutions	Total
Revenue	$2,484,194	$13,150	$525,878	$2,232,588	$5,255,810
Cost of revenue	(1,508,356)	(11,499)	(264,695)	(1,576,144)	(3,360,694)

Gross profit	975,838	1,651	261,183	656,444	1,895,116

Operating expenses	700,850	3,730	140,765	531,111	1,376,456

Income (Loss) from operation	274,988	(2,079)	120,418	125,333	518,660

Depreciation and amortization	18,505	64	4,404	17,065	40,038

Capital expenditure	-	304	760	16,674	17,738

Total assets	3,239,183	17,146	685,702	2,911,109	6,853,140

Total liabilities	$790,833	$4,186	$167,411	$710,735	$1,673,165